SHARE-BASED COMPENSATION - Movements in the number of RSUs (Details) - 2021 Restricted Stock Units Plan	12 Months Ended
	Dec. 31, 2022 RUB (₽) EquityInstruments shares	Dec. 31, 2021 RUB (₽) EquityInstruments
Movements in the number of RSUs
Vesting period of award	4 years
Vesting proportion on the first anniversary	25.00%
Vesting proportion on each calendar year after first anniversary	25.00%
Maximum percentage of RSUs that may be granted to aggregate number of shares issued and outstanding	6.50%
Number of ordinary shares for each RSU | shares	1
Number RSUs
Outstanding at the beginning of the period, Number of RSUs | EquityInstruments	1,427,226
Granted during the period, Number of RSUs | EquityInstruments	1,688,051	1,427,226
Forfeited during the period, Number of RSUs | EquityInstruments	(132,656)
Exercised during the period, Number of RSUs | EquityInstruments	(88,037)
Cancelled by the employees , Number of RSUs | EquityInstruments	(34,515)
Outstanding at the end of the period, Number of RSUs | EquityInstruments	2,860,069	1,427,226
Exercisable at the end of the period, Number of RSUs | EquityInstruments	792,652	105,215
Weighted average grant date fair value per award, RUB
Outstanding at the beginning of the period, Weighted average grant date fair value per award, RUB | ₽	₽ 932
Granted during the period, Weighted average grant date fair value per award, RUB | ₽	381	₽ 932
Forfeited during the period, Weighted average grant date fair value per award, RUB | ₽	933
Exercised during the period, Weighted average grant date fair value per award, RUB | ₽	998
Cancelled by the employees, Weighted average grant date fair value per award, RUB | ₽	920
Outstanding at the end of the period, Weighted average grant date fair value per award, RUB | ₽	605	932
Exercisable at the end of the period, Weighted average grant date fair value per award, RUB | ₽	₽ 816	₽ 1,043